MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of estimated useful lives of property plant and equipment
%
Computers and peripheral equipment	33
Rental of POS devices	10-20
Machinery and equipment	10